Offsets	Mar. 27, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Partners Group Private Equity
Form or Filing Type	SC TO-I
File Number	005-85837
Initial Filing Date	Oct. 29, 2024
Fee Offset Claimed	$ 119,509.86
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Filing Date	Oct. 29, 2024
Fee Paid with Fee Offset Source	$ 119,509.86